Group employees	12 Months Ended
Dec. 31, 2022
Number and average number of employees [abstract]
Group employees
29 Group employees
The average number of persons employed by the Group and its associates during the year, including Directors, was 77,951 (2021: 82,868).

	2022 Number	2021 Number
U.S.	4,274	4,789
AmSSA	16,084	16,799
Europe	21,885	22,289
APME	9,834	10,488
Subsidiary undertakings	52,077	54,365
Associates	25,874	28,503
	77,951	82,868
Included within the employee numbers for Europe are certain employees in the UK in respect of central functions. Some of the costs of these employees are allocated or charged to the various regions and markets in the Group.